Financial instruments: (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2012 U.S. dollars USD ($)	Dec. 31, 2012 Euros EUR (€)
Foreign currency risk
Cash and cash equivalents	$ 188,958		$ 63,285	$ 131,533	$ 54,020	$ 169,369	€ 387
Short-term investments	26,902		4,274			24,442
Accounts receivable	44,189		50,922			7,864
Accounts payable	48,509		49,251			3,673
Current portion of long-term debt	52,156		65,577				7,459
Effect of change in foreign currency exchange rate by 25 basis points on US dollar denominated financial instruments	495
Effect of change in foreign currency exchange rate by 25 basis points on Euro denominated financial instruments		18
Financial instruments subject to exposure to interest rate risk:
Effect of change in interest rate by 50 basis points on net income (loss)	$ 57